NOTES AND CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Conversion [Line Items]
Summary of sale of the Senior Convertible Notes and Senior Note Warrants to related parties

As of September 30, 2024 and December 31, 2023, the Company's outstanding debt consisted of the following:

	September 30, 2024	December 31, 2023
Current portion of notes payable:
Junior Notes Issued November 2023	$3,182,855	$5,500,000
August 2024 Convertible Notes	673,000	-
Additional August 2024 Convertible Notes	687,315	-
Unamortized debt discount and deferred financing costs	(311,129)	(3,352,008)
Current portion of notes payable	4,232,041	2,147,992
Long-term portion of notes payable:
Senior Convertible Notes Issued June 2023	4,511,880	6,713,241
Total debt	$8,743,921	$8,861,233

As of December 31, 2023 and 2022, the Company's outstanding debt consisted of the following. Please refer to the remainder of this footnote for more information on the debt issued during the periods presented.

	December 31, 2023	December 31, 2022
		(As Restated)
Junior Notes Issued November 2023	$5,500,000	$—
Unamortized debt discount	(2,751,533)	—
Unamortized deferred financing costs	(600,475)	—
Current portion of notes payable	2,147,992	—
Legacy Nuburu Convertible Notes	—	22,688,097
Current portion of convertible notes payable	—	22,688,097
Senior Convertible Notes Issued June 2023	6,713,241	—
Convertible notes payable, long-term	6,713,241	—
Total debt	$8,861,233	$22,688,097

Summary of Sale of Legacy Nuburu Convertible Notes to Related Parties

The table below summarizes the sale of the Legacy Nuburu Convertible Notes to related parties:

Noteholder	Principal Amount of Legacy Convertible Notes
W-G Investments LLC(1)	$1,000,000
David Seldin(2)	1,000,000
Ron Nicol(3)	1,000,000
CST Global LLC(4)	200,000
Curtis N Maas Revocable Trust(5)	150,000
Ake Almgren(6)	100,000

(1) Thomas J. Wilson, an affiliate of W-G Investments LLC, was a member of the Legacy Nuburu board of directors.

(2) David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of the Anzu SPVs, which at that time owned more than 5% of Legacy Nuburu’s capital stock.

(3) Ron Nicol is the Chairman of the Company’s board of directors and was a member of the Legacy Nuburu board of directors.

(4) David Michael, an affiliate of CST Global LLC, was a member of the Legacy Nuburu board of directors.

(5) Curtis Maas, an affiliate of the Curtis N Maas Revocable Trust, was a member of the Legacy Nuburu board of directors.

(6) Ake Almgren resigned as a member of the Company's board of directors effective as of May 19, 2023.

Junior Notes and Junior Note Warrants
Debt Conversion [Line Items]
Summary of Convertible Notes and Note Warrants Sold to Related Parties

The table below summarizes the outstanding principal amount of the Junior Notes to related parties:

Noteholder	September 30, 2024	December 31, 2023
David Seldin(1)	$—	$1,100,000
Eunomia, LP(2)	1,100,000	1,100,000
CST Global LLC(3)	—	220,000
Total Junior Notes - related parties	$1,100,000	$2,420,000
(1)
David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of Anzu Nuburu LLC, Anzu Nuburu II LLC, Anzu Nuburu III LLC and Anzu Nuburu V LLC (the "Anzu SPVs"), which at that time owned more than 5% of Legacy Nuburu’s capital stock.
(2)
Ron Nicol, manager of Eunomia, LP, is the Executive Chairman of the Company’s board of directors.
(3)
David Michael, an affiliate of CST Global LLC, was a member of the Legacy Nuburu board of directors.

The table below summarizes the issuance of the Junior Notes and Junior Note Warrants to related parties:

Noteholder	Principal Amount of Notes
David Seldin(1)	$1,100,000
Eunomia, LP(2)	1,100,000
CST Global LLC(3)	220,000

(1) David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of Anzu Nuburu LLC, Anzu Nuburu II LLC, Anzu Nuburu III LLC and Anzu Nuburu V LLC (the "Anzu SPVs"), which at that time owned more than 5% of Legacy Nuburu’s capital stock.

(2) Ron Nicol, manager of Eunomia, LP, is the Executive Chairman of the Company’s board of directors.

(3) David Michael, an affiliate of CST Global LLC, was a member of the Legacy Nuburu board of directors.

Senior Convertible Notes and Senior Note Warrants [Member]
Debt Conversion [Line Items]
Summary of Convertible Notes and Note Warrants Sold to Related Parties

The table below summarizes the outstanding principal amount of the Senior Convertible Notes to related parties:

Investor	September 30, 2024	December 31, 2023
Wilson-Garling 2023 Family Trust(1)	$5,000,000	$5,000,000
David Seldin(2)	—	1,200,000
Eunomia, LP(3)	1,000,000	1,000,000
Curtis N Maas Revocable Trust(4)	100,000	100,000
Total Senior Convertible Notes - related parties	$6,100,000	$7,300,000
(1)
Thomas J. Wilson, an affiliate of Wilson-Garling 2023 Family Trust, was a member of the Legacy Nuburu board of directors.
(2)
David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of Anzu Nuburu LLC, Anzu Nuburu II LLC, Anzu Nuburu III LLC and Anzu Nuburu V LLC (the “Anzu SPVs”), which at that time owned more than 5% of Legacy Nuburu’s capital stock.
(3)
Ron Nicol, manager of Eunomia, LP, is the Chairman of the Company’s board of directors.
(4)
Curtis Maas, an affiliate of the Curtis N Maas Revocable Trust, was a member of the Legacy Nuburu board of directors.

The table below summarizes the sale of the Senior Convertible Notes and Senior Note Warrants to related parties:

Investor	Principal Amount of Convertible Notes
Wilson-Garling 2023 Family Trust(1)	$5,000,000
David Seldin(2)	1,200,000
Eunomia, LP(3)	1,000,000
CST Global LLC(4)	100,000
Curtis N Maas Revocable Trust(5)	100,000

(1) Thomas J. Wilson, an affiliate of Wilson-Garling 2023 Family Trust, was a member of the Legacy Nuburu board of directors.

(2) David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of Anzu Nuburu LLC, Anzu Nuburu II LLC, Anzu Nuburu III LLC and Anzu Nuburu V LLC (the "Anzu SPVs"), which at that time owned more than 5% of Legacy Nuburu’s capital stock.

(3) Ron Nicol, manager of Eunomia, LP, is the Executive Chairman of the Company’s board of directors.

(4) David Michael, an affiliate of CST Global LLC, was a member of the Legacy Nuburu board of directors.

(5) Curtis Maas, an affiliate of the Curtis N Maas Revocable Trust, was a member of the Legacy Nuburu board of directors.